RESTATEMENT OF FINANCIALS 2023 (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Changes and Error Corrections [Abstract]
SCHEDULE OF RESTATEMENT OF FINANCIALS
		Restatement
Balance Sheet	As Filed	Adjustments	As Restated
Assets
Cash and cash equivalent	$6,201,137	$0	$6,201,137
Accounts receivable, net	$816,364	$0	$816,364
Inventory	$2,277,816	$-40,360	$2,237,456
Other Assets	$39,190	$0	$39,190
Total current assets	$9,334,507	$0	$9,294,147
PP&E	$952,811	$0	$952,811
Intangible Assets Net	$4,279,986	$0	$4,279,986
Operating Lease Right of Use Asset	$597,143	$0	$597,143

Total assets	$15,164,447	$-40,360	$15,124,087

Liabilities
Current Liabilities
Accounts payable	$223,040	$0	$223,040
Deferred revenue	$701,234	$-488,120	$213,114
Current Portion of Operating Lease	$434,152	$0	$434,152
Accrued expenses	$161,538	$0	$161,538
Total current liabilities	$1,519,964	$-488,120	$1,031,844
Total Long Term liabilities	$162,991	$0	$162,991
Total Liability	$1,682,955	$-488,120	$1,194,835
Total stockholders’ equity	$13,481,492	$447,761	$13,929,252
Total liabilities and stockholders’ equity	$15,164,447	$-40,359	$15,124,087

		Restatement
Statement of operations	As Filed	Adjustments	As Restated
Net Sales	$3,939,474	$0	$3,939,473
Cost of Sales	$1,489,457	$-447,761	$1,041,697
Gross Profit	$2,450,017	$447,761	$2,897,776
Operating Expenses:	$6,246,011	$0	$6,246,011
Operating Income	$-3,795,994	447,760	-3,348,234
Onter income	$30,063	$0	$30,063
Net Income (Loss)	$-3,765,932	$447,761	$-3,318,171

Income (Loss) per Share
Basic	$-0.42	$0.05	$-0.37
Diluted	$-0.42	$0.05	$-0.37

			Restatement
	As Filed		Adjustments		As Restated
Cash Flows From:
OPERATING ACTIVITIES	$
Net Income (Loss)		$-3,765,932		$447,761	-3,318,171
Adjustments to Reconcile Net Income (Loss) to Net Cash Flow from Operating Activities:
Shares issued on conversion of debt		$0		$0
Shares to be issued as consideration for services	$			$0
Shares issued for compensation		$145,550		$0	145,550
Distribution to affiliate		$-1,214,325		$0	-1,214,325
Depreciation & Amortization		$523,380		$0	523,380
Net Change, Right-of-Use Asset & Liabilities		$-31,775		$0	-31,775
Accounts Receivable		$-395,002		$0	-395,002
Inventory		$-1,231,796		$40,359	-1,191,437
Prepaids & Other Current Assets		$32,910		$0	32,910
Stock Account	$		$		-
Accounts Payable		$32,653		$0	32,653
Accrued Expenses		$-267,464		$0	-267,464
21030 Deferred Revenue		$701,234		$-488,120	213,114
Net Cash From (Used In) Operating Activities		$-5,470,618		$51	-5,470,567

INVESTING ACTIVITIES
Purchase of Equipment		$-76,636		$-50	-76,686
Affiliate companies	$			$0	-
Purchase of R&D Equipment	$			$0	-
Demonstration Equipment	$			$0	0
Purchase of Intangible Assets		$-408,169		$0	-408,169
Net Cash From (Used In) Investing Activities		$-484,805		$-50	-484,855

FINANCING ACTIVITIES
Proceeds from (Repayment of) Notes
Proceeds from (Repayment of) PPP Loan
Dividends Paid		$-	$
Proceeds from Sale of Common Stock		$-25,240		$0	-25,240
Net Cash From (Used In) Financing Activities		$-25,240		$0	-25,240
Net Cash Flow for Period		$-5,980,663		$-1	-5,980,662
Cash - Beginning of Period		$12,181,799		$0	12,181,799
Cash - End of Period		$6,201,136		$-1	6,201,137
NON-CASH INVESTING AND FINANCING ACTIVITIES
Share issued for purchase of license		$1,210,000		$0	1,210,000
SUPPLEMENTARY CASH FLOW INFORMATION
Cash Received / Paid During the Period for:
Income Taxes		$-			$-
Interest		$39,509		$0	39,509